Short-Term Investments - Additional Informations (Detail) - TAP Bond - EUR (€) € in Thousands	6 Months Ended	75 Months Ended	82 Months Ended
	Sep. 20, 2016	Dec. 31, 2022	Dec. 31, 2022	Mar. 14, 2016
Disclosure of short and long term investments [Line Items]
Bonds issued				€ 90,000
Maturity from the issuance of the bond			10 years
Maximum
Disclosure of short and long term investments [Line Items]
Effective interest rate		7.50%
Minimum
Disclosure of short and long term investments [Line Items]
Effective interest rate	3.75%